PREPAYMENTS - THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2023
PREPAYMENTS - THIRD PARTIES
Schedule of prepayments relating to third parties

	June 30,	December 31,
	2023	2022
Prepayments to third party medias	$1,573,790	$2,957,346
Less: provision for doubtful accounts	(826,777)	(2,153,390)
	$747,013	$803,956

Schedule of movement of allowance for doubtful prepayments

	June 30,	June 30,
	2023	2022
Balance at beginning of the period	$2,153,390	$2,701,166
Charge to expenses	164,953	240,986
Writing off prepayments	(1,443,356)	—
Foreign exchange income	(48,210)	(139,814)
Balance at end of the period	$826,777	$2,802,338